UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interest	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2022	$ 127,358,573	$ 4,637	$ 158,819,506	$ (255,893)	$ (916,202)	$ 3,767,925	$ 175,745	$ (3,530,926)	$ (32,682,893)	$ 969,402	$ 1,007,272	$ 30,940,275	$ 158,298,848
Share-based incentives	3,144,903	6	651,983		135,361	2,357,553							3,144,903
Business combination	154,979,344	1,640	153,357,564			1,620,140							154,979,344
Capitalization of convertible notes	12,211,638	153	12,211,485										12,211,638
Purchase of own shares	(26,539,505)							(26,539,505)					(26,539,505)
Issuance of convertible notes	9,109,516						9,109,516						9,109,516
Distribution of dividends by subsidiary												(452,129)	(452,129)
Profit for the period	20,487,429								20,487,429			2,476,811	22,964,240
Other comprehensive income	340,871									340,871		213,414	554,285
Balance at Mar. 31, 2023	301,092,769	6,436	325,040,538	(255,893)	(780,841)	7,745,618	9,285,261	(30,070,431)	(12,195,464)	1,310,273	1,007,272	33,178,371	334,271,140
Balance at Jun. 30, 2023	298,594,088	6,493	327,028,559	(255,893)	(780,841)	6,645,442	9,285,261	(30,553,591)	(13,903,017)	1,282,377	(160,702)	31,902,019	330,496,107
Share-based incentives	10,855,955	6	573,636			10,282,313							10,855,955
Purchase of own shares	(734,388)							(734,388)					(734,388)
Distribution of dividends by subsidiary												(174,800)	(174,800)
Profit for the period	4,774,041								4,774,041			3,563,305	8,337,346
Other comprehensive income	(134,954)									(134,954)		(115,701)	(250,655)
Balance at Mar. 31, 2024	$ 313,354,742	$ 6,499	$ 327,602,195	$ (255,893)	$ (780,841)	$ 16,927,755	$ 9,285,261	$ (31,287,979)	$ (9,128,976)	$ 1,147,423	$ (160,702)	$ 35,174,823	$ 348,529,565